Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Number of instruments that are antidilutive in period presented (in shares)	0	0	0